Leases (Details)			9 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Sep. 30, 2023
Leases [Abstract]
Average expected life			4 years 2 months 26 days
Present value of future lease payments percentage	10.00%	10.00%